ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Accumulated Balances of Other Comprehensive Income (Loss)

The accumulated balances for each component of other comprehensive income (loss) are as follows:

(in US$ thousands)	Foreign currency items	Unrealized gain (loss) on securities	Pension and post retirement benefit plans	Accumulated other comprehensive loss
Balance as of January 1, 2022	$(21,753)	$(388)	$(80)	$(22,221)
Foreign currency translation adjustment	(190)	—	—	(190)
Pension and post retirement benefit adjustment	—	—	76	76
Unrealized holding loss arising during period	—	620	—	620
Balance as of December 31, 2022	(21,943)	232	(4)	(21,715)
Foreign currency translation adjustment	(144)	15	—	(129)
Pension and post retirement benefit adjustment	—	—	(11)	(11)
Unrealized holding loss arising during period	—	(1,453)	—	(1,453)
Reclassification adjustments for loss included in net income		(76)	—	(76)
Balance as of December 31, 2023	(22,087)	(1,282)	(15)	(23,384)
Foreign currency translation adjustment	(177)	99	—	(78)
Pension and post retirement benefit adjustment	—	—	44	44
Unrealized holding loss arising during period	—	(865)	—	(865)
Balance as of December 31, 2024	$(22,264)	$(2,048)	$29	$(24,283)